787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

January 13, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series Trust

Securities Act File No. 33-52742

Investment Company Act File No. 811-7238

Post-Effective Amendment No. 81

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 81 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment contains the prospectus and the statement of additional information for SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced Portfolio, new series of the Registrant.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to reflect changes made in response to comments provided to the undersigned by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on December 15, 2015 regarding Post-Effective Amendment No. 80 to the Registrant’s Registration Statement under the 1933 Act filed on October 30, 2015. The Registrant is responding to the Staff’s comments by separate letter.

We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or comments concerning the Amendment, please call me at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

NEW YORK     WASHINGTON, DC     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

Securities and Exchange Commission

January 13, 2016

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Thomas Peeney, Esq., SunAmerica Asset Management, LLC

Louis Ducote, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP